Related Party Transactions and Balances - Schedule of Related Party Balances (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Related Party Balances [Line Items]
Total	$ 142,889	$ 254,869
Directors and Officers [Member]
Schedule of Related Party Balances [Line Items]
Total	26,501	171,294
Companies Controlled by Directors and Officers [Member]
Schedule of Related Party Balances [Line Items]
Total	$ 116,388	$ 83,575